Finance items	12 Months Ended
Dec. 31, 2019
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Finance items
7.	Finance items

	Year Ended December 31,
	2019	2018

Finance income:

Interest income (a)	$106,335	$154,668

	$106,335	$154,668

Finance costs:

Interest expense and similar charges	$(401,582)	$(382,082)

Amounts capitalized to property, plant and equipment (b)	396,922	334,668

Accretion of decommissioning obligations (Note 17)	(5,361)	(5,075)

	$(10,021)	$(52,489)

(a)
Finance income of $64.3 million (December 31, 2018 - $119.7 million) on the related party receivable relates to amounts placed with Rio Tinto under an agreement for cash management services in connection with net proceeds from the project finance facility (refer to Note 22).

(b)	The majority of the costs capitalized to property, plant and equipment were capitalized at the weighted average rate of the Company’s general borrowings of 8.5% (refer to Note 13).